Leases - Summary of Change in Carrying Amount of Company's Right of Use Assets (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 3,660,717		$ 4,206,808	$ 285,086
Acquired right-of-use assets (Note 17)			509,290	4,303,215
Additions to right-of-use assets			90,571	183,617
Depreciation charge for the year	(828,256)		(926,429)	(481,977)
Impairment charge for the year				(78,764)
Impact of lease modification	(1,924,504)		(221,590)
Effect of movement in exchange rates	8,071		2,067	(4,369)
Ending Balance	916,028	$ 916,028	3,660,717	4,206,808
Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,570,167		3,976,173	285,086
Acquired right-of-use assets (Note 17)			509,290	4,207,837
Additions to right-of-use assets			84,413
Depreciation charge for the year	(748,058)		(780,767)	(433,617)
Impairment charge for the year				(78,764)
Impact of lease modification	(1,924,504)		(221,590)
Effect of movement in exchange rates	8,122		2,648	(4,369)
Ending Balance	905,727		3,570,167	3,976,173
Equipment and Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	90,550		230,635
Acquired right-of-use assets (Note 17)				95,378
Additions to right-of-use assets			6,158	183,617
Depreciation charge for the year	(80,198)		(145,661)	(48,360)
Effect of movement in exchange rates	(51)		(582)
Ending Balance	$ 10,301		$ 90,550	$ 230,635